CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenues
Commercial vehicles	$ 55,380	$ 232,104	$ 107,516	$ 373,635
Finance	7,978	14,594	22,727	26,662
Insurance and service	10,827	5,549	12,992	9,939
Property lease and management	2,358	950	4,491	1,402
Total revenues	76,543	253,197	147,726	411,638
Cost of sales
Commercial vehicles	2,731	16,801	4,038	18,086
Commercial vehicles, related parties	51,617	210,493	101,479	346,636
Insurance and service	192	631	297	1,269
Property lease and management	556	613	1,126	1,245
Total cost of sales	55,096	228,538	106,940	367,236
Gross profit	21,447	24,659	40,786	44,402
Operating (income) expenses
Selling and marketing	2,853	2,982	5,455	5,427
General and administrative	13,230	12,592	24,515	24,606
Litigation expense	0	0	0	4,350
Interest expense	4,540	3,102	7,958	5,796
Interest expense, related parties	1,236	2,814	2,946	4,649
Other income, net	(4,852)	(2,958)	(8,286)	(4,947)
Total operating expenses	17,007	18,532	32,588	39,881
Income from operations	4,440	6,127	8,198	4,521
Other income
Interest income	25	39	42	72
Other income	25	39	42	72
Income before income taxes	4,465	6,166	8,240	4,593
Income tax provision	1,455	1,767	2,562	2,793
Net income	3,010	4,399	5,678	1,800
Foreign currency translation adjustment	1,265	(117)	260	(2,670)
Comprehensive income (loss)	$ 4,275	$ 4,282	$ 5,938	$ (870)
Earnings per share
Basic	$ 0.13	$ 0.19	$ 0.24	$ 0.08
Diluted	$ 0.12	$ 0.18	$ 0.23	$ 0.08
Weighted average shares outstanding
Basic	23,549,644	23,549,503	23,549,644	23,548,571
Diluted	24,258,035	23,984,487	24,262,250	23,819,428